Segment information - Summary of Disaggregation of Sales by Markets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 60,073	€ 52,444	€ 50,724
Emerging markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,324	30,407	29,281
Developed markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 24,749	€ 22,037	€ 21,443